Cover Page	Jun. 09, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Entity File Number	001-39387